Trade and Other Receivables (Tables)	3 Months Ended
Mar. 31, 2021
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	March 31, 2021	December 31, 2020
	$	$
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2020 - $55))	554	1,190
Value added tax and income tax receivable	511	468
Other	10	23
	1,075	1,681